Comparative Figures	12 Months Ended
Dec. 31, 2017
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Comparative Figures
Note 33	Comparative Figures

In 2017, 2016 and 2015, prior period amounts classified as share of earnings of equity-accounted investees, dividend income and income tax recovery (expense) relating to discontinued operations, as described in Note 19, were reclassified from operating income and income tax recovery (expense) to net income from discontinued operations on the consolidated statements of income. The remaining immaterial amounts associated with continuing operations for share of earnings of equity-accounted investees, dividend income and impairment of available-for-sale investment were aggregated in other (expenses) income in Note 6. Transaction costs that were previously included in other (expenses) income were reported as a separate line item in the consolidated statements of income given their significance in Note 6. Impairment for available-for-sale investment of $10 in 2016 was combined with other long-term liabilities and miscellaneous in Note 10 as the amount was not considered significant.